Contingent liabilities, contractual commitments and guarantees (Details) - GBP (£) £ in Millions	3 Months Ended
	Mar. 31, 2019	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2017
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities		£ 22,217	£ 22,816
Commitments		131,829	127,913
Off-balance sheet commitments		25,736	18,574
In favour of third parties
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities		19,413	19,633
By the group in favour of other HSBC Group entities
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities		2,536	2,830
Gross carrying/nominal amount
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments		25,761	18,592
IFRS 9
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments		127,959	131,697
IFRS 9 | Gross carrying/nominal amount
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments		128,017	131,784
– documentary credits and short-term trade-related transactions
Disclosure of contingent liabilities [line items]
Commitments		1,919	2,317
– forward asset purchases and forward deposits placed
Disclosure of contingent liabilities [line items]
Commitments		38,704	33,684
– standby facilities, credit lines and other commitments to lend
Disclosure of contingent liabilities [line items]
Commitments		91,206	91,912
Loans and other credit-related commitments
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments		6,213	1,456
Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments		6,213	1,456
Loans and other credit-related commitments | IFRS 9
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments		125,574	126,390
Loans and other credit-related commitments | IFRS 9 | Gross carrying/nominal amount
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments		125,616	126,457
Financial guarantees
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities		2,401	5,327
Financial guarantees | In favour of third parties
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities		1,981	4,158
Financial guarantees | By the group in favour of other HSBC Group entities
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities		420	1,169
Performance and other guarantees
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities		19,548	17,136
Performance and other guarantees | In favour of third parties
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities		17,432	15,475
Performance and other guarantees | By the group in favour of other HSBC Group entities
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities		2,116	1,661
– other contingent liabilities
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities		268	£ 353
Tax contingent liability
Disclosure of contingent liabilities [line items]
Loss contingency, refund sought		£ 198
Tax contingent liability | HSBC Holdings
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities				£ 262
Payments for contingent liabilities	£ 262